Notes to the Statements of Comprehensive Loss - Schedule of General and Administrative Expenses (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Selling and Marketing Expenses [Abstract]
Salaries and related expenses	[1],[2]	₪ 3,440	₪ 2,632	₪ 2,292
Consulting and professional services		4,094	3,343	2,109
Directors fees		343	330	424
Office expenses		63	51	81
Insurance		693	1,141	908
Miscellaneous		1,040	830	678
Total		9,673	8,327	6,492
Including share-based payment		453	624	795
Including salary of related party (See Note 18B below)		₪ 2,260	₪ 1,926	₪ 1,984

[1]	Including share-based payment
[2]	Including salary of related party (See Note 18B below)